Other Payables - Summary of other payables (Detail) - USD ($)	Mar. 31, 2022	Jan. 01, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Accruals related to payroll	$ 490,552		$ 455,392	$ 172,795
Advances from customers	405,000		405,000	0
Social charges payable	305,591		163,384	17,688
Provision for profit sharing program	162,869		59,855	2,793
Advanced payments related to service arrangements	13,629		52,405	2,762
Long-term incentive plan	0		183,041	43,818
Total	1,377,641		1,319,077	239,856
Current portion	972,641	$ 1,631,828	616,156	199,278
Non-current portion	$ 405,000	$ 405,000	$ 702,921	$ 40,578